UNITED STATES
  SECURITIES AND EXCHANGE COMMISSION
  Washington, D.C.  20549

  FORM 24F-2

  Annual Notice of Securities Sold
  Pursuant to Rule 24f-2
  ____________________________________________________________
  1.   Name and address of issuer:
       First SunAmerica Life Insurance Company
       1 SunAmerica Center
       Los Angeles, California 90067-6022
  ____________________________________________________________
  2. Name of each series or class of securities for which this notice is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box
  but do not list series or classes):     [   ]

  FS Variable Separate Account
  ____________________________________________________________
  3.   Investment Company Act File Number:     811 - 8810

        Securities Act File Number:            33 - 85014
  ____________________________________________________________
  4(a)   Last day of fiscal year for which this notice is
  filed:
            November 30, 1999
  ____________________________________________________________
  4(b)   [   ]    Check box if this Form is being filed late
  (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A2)

  Note: If the Form is being filed late, interest must be paid on the registration fee due.
  ____________________________________________________________
  4(c)   [   ]    Check box if this is the last time the issuer
  will be filing this Form.
  ____________________________________________________________
  5.     Calculation of registration fee:

          (i)  Aggregate sale price of securities sold during
  the fiscal year pursuant to Section 24f-2:
                                          $132,374,032

         (ii) Aggregate price of securities redeemed or repurchased During the fiscal year:
                                          $ 19,349,127

        (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce
  Registration fees payable to the Commission:

                                          $0.00

  Total available redemption credits [add Items 5(ii) and 5(iii)]:

                                          $ 19,349,127

        (v)   Net sales ---- if Item 5(i) is greater than Item
  5(iv) [subtract Item 5(iv) from Item 5(i)]:

                                          $113,024,905

       (vi) Redemption credits available for use in future years

                                          $0.00

                ---- if Item 5(i) is less than Item 5(iv)
  [subtract Item 5(iv) from Item 5(i)]:

     (vii)   Multiplier for determining registration fee (See
  Instruction C9):
                                          X.000264

    (viii)    Registration fee due [multiply Item 5(v) by Item
  5(vii)
                (Enter 0 if no fee is due):
                                       =  $  29,838.57

  6.   Prepaid Shares

        If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:
  None If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: None.

  7.   Interest due ---- if this Form is being filed more than
  90 days after the end of the issuer's fiscal year (See
  Instruction D):
                                               +


  8.   Total of the amount of the registration fee due plus any
  interest due
        (line 5(viii) plus line 7):  =    $ 29,838.57

  9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
                                     February 28, 2000

            Method of Delivery:
                           [X]  Wire Transfer
                           [ ]  Mail or other means


  SIGNATURES
  This report has been signed below by the following persons on behalf of the issuer and in the capacities and the dates indicated.

                                By (Signature and Title)*:


                                               /s/N. Scott Gillis
  N. Scott Gillis
  Senior Vice President



                                     Date: February 29, 2000